Post reporting date events - Additional Information (Detail) - EUR (€) € in Millions						6 Months Ended
	Jul. 01, 2026	Dec. 15, 2025	Aug. 25, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program to repurchase common shares value					€ 40
Vereniging Aegon [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program to repurchase common shares value					20	€ 37	€ 71
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program to repurchase common shares value		€ 400	€ 200	€ 200	€ 150
Major Treasury Share Transactions [Member] | Vereniging Aegon [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program to repurchase common shares value	€ 200
Common shares B percentage of total voting rights	18.40%
Common shares B share buyback amount	€ 37
Major Treasury Share Transactions [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program to repurchase common shares value	200
Increase in share buyback program amount	150
Major Treasury Share Transactions [Member] | Ordinary shares [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Share buyback program amount	200
Major Treasury Share Transactions [Member] | Ordinary shares [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Share buyback program amount	€ 350